Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	$ 36,428	¥ 253,610	¥ 721,619	¥ 466,217
Allocation of net income attributable to preferred shareholders | ¥				(115,555)
Numerator for computing basic earnings per share | ¥				¥ 350,662
Denominator:
Weighted average number of ordinary shares outstanding - basic	70,449,524	70,449,524	50,954,061	48,392,050
Earnings per share - basic | (per share)	$ 0.52	¥ 3.60	¥ 10.93	¥ 7.25
Class A ordinary shares
Numerator:
Net income attributable to ordinary shareholders	$ 18,293	¥ 127,357	¥ 338,385
Allocation of net income attributable to preferred shareholders	0	0	(164,830)
Numerator for computing basic earnings per share	$ 18,293	¥ 127,357	¥ 173,555
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,378,124	35,378,124	15,882,661
Earnings per share - basic | (per share)	$ 0.52	¥ 3.60	¥ 10.93
Class B ordinary shares
Numerator:
Net income attributable to ordinary shareholders	$ 18,135	¥ 126,253	¥ 383,234
Allocation of net income attributable to preferred shareholders	0	0	0
Numerator for computing basic earnings per share	$ 18,135	¥ 126,253	¥ 383,234
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,071,400	35,071,400	35,071,400
Earnings per share - basic | (per share)	$ 0.52	¥ 3.60	¥ 10.93